Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment net

Property and equipment consist of the following:

	At June 30,	At December 31,
	2022	2021
(in Euros)	(Unaudited)
Computer	€20,353	€24,869
Auto	49,320	-
Furniture and fixtures	10,440	5,010
Total property and equipment	80,113	29,879
Less: accumulated depreciation	(14,185)	(6,789)
Property and equipment, net	€65,928	€23,090